Goodwill and Intangible Assets, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Amortization of intangible assets	$ 16,137	$ 10,140	$ 8,751
Goodwill	46,956	36,207	38,733
Air [Member]
Goodwill	38,883
Packages Hotels And Other Travel Products [Member]
Goodwill	8,073
Technology And Product Development [Member]
Amortization of intangible assets	14,198	9,495	7,431
General and Administrative Expense [Member]
Amortization of intangible assets	1,523	$ 645	$ 1,320
Selling and Marketing Expense [Member]
Amortization of intangible assets	$ 416